FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05052

Value Line New York Tax Exempt Trust

220 E. 42 Street, New York, NY 10017
(Address of principal executive officers)

Mitchell E. Appel
(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-907-1500

Date of Fiscal year-end: December 31

Date of reporting period: July 1, 2007 – June 30, 2008

Item 1. Proxy Voting Record:

******************************* FORM N-PX REPORT *******************************

ICA File Number: 811-05052
Reporting Period: 07/01/2007 - 06/30/2008
Value Line New York Tax Exempt Trust

========================== VALUE LINE NEW YORK TAX EX ==========================

========== END NPX REPORT

SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Value Line Fund, Inc.
(Registrant)

By: /s/ Mitchell E. Appel
Mitchell E. Appel
President

Date: October 9, 2008